CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenues	$ 1,495,995	$ 1,596,268
Cost of goods sold	386,253	575,322
Gross margin	1,109,742	1,020,946
Operating expenses
Compensation and related benefits	893,577	1,335,552
General and administrative	151,348	281,253
Transaction expenses	26,338	41,286
Total operating expenses	1,071,263	1,658,091
Net operating profit (loss)	38,479	(637,145)
Other income (expenses):
Interest expense	(9,310)	(47,402)
Other income		19,616
Change in fair value on embedded derivative		26,069
Total other expenses	(9,310)	(1,717)
Income (loss) before income taxes	29,169	(638,862)
Income tax benefit	0	182,843
Net income (loss)	29,169	(456,019)
Net income (loss) attributable to non-controlling interest	31,980	(4,767)
Net loss attributable to stockholders	$ (2,811)	$ (451,252)
Basic loss per share	$ 0.00	$ (0.05)
Diluted loss per share	$ 0.00	$ (0.05)
Weighted average number of shares outstanding, basic income	9,998,446	9,998,446
Weighted average number of shares outstanding, diluted income	9,998,446	9,998,446
Subscription fees
Revenues	$ 1,005,202	$ 1,161,191
Professional services and other fees
Revenues	327,843	259,390
Technical engineering Fees
Revenues	$ 162,950	$ 175,687